PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-    PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2024	2023
Cost:

Leasehold improvements	$129,326	$125,075
Computers, peripheral equipment and electronic equipment	40,804	44,356
Internal use software	12,974	11,119
Office furniture and equipment	8,521	8,645
Vehicles	289	270

	191,914	189,465

Less - accumulated depreciation	63,759	52,537

Depreciated cost	$128,155	$136,928

Depreciation expense related to property and equipment, net was included in the following line items in the consolidated statements of comprehensive income (loss):

	Year ended December 31,
	2024	2023	2022

Cost of revenues	$2,722	$3,060	$3,533
Research and development, net	14,296	10,566	8,126
Selling and marketing	5,401	4,366	3,269
General and administrative	2,827	2,500	1,683

	$25,246	$20,492	$16,611

During 2024 and 2023, the Company recorded a reduction of $14,024 and $28,546 to the cost and accumulated depreciation of fully depreciated equipment no longer in use.